10-Q Abacus Settlements LLC - INTERIM UNAUDITED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,348,745)	$ 8,085,503		$ 9,516,626	$ 31,682,275
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	14,945	1,043		63,033	4,282
Amortization of deferred financing fees	92,750	0		43,957	0
Changes in operating assets and liabilities:
Related party receivables	(135,524)	112,477		124,565	(130,873)
Accrued payroll and other expenses	(3,647,066)	0		3,829,825	0
Contract liability—deposits on pending settlements	160,500	0		(474,217)	0
Accounts payable	0	14,989,460		(40,014)	40,014
Net cash (used) provided in operating activities	2,267,124	(17,380,815)		(64,523,149)	10,693,254
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided (used) in investing activities	(6,629)	(998,337)		2,241,502	(3,704,646)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	37,537,349	8,048,481		57,817,492	22,961,795
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	39,797,844	(10,330,671)		(4,464,155)	29,950,403
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	25,588,668	30,052,823	$ 30,052,823	30,052,823	102,420
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 65,386,512	19,722,152		25,588,668	30,052,823
Abacus Settlements, LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		(656,803)	(974,901)		(52,495)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense		8,647	19,157		25,184
Amortization expense		20,139	40,278		80,138
Amortization of deferred financing fees		5,869	11,725		7,817
Non-cash lease expense		815	1,210		1,631
Changes in operating assets and liabilities:
Related party receivables		(251,481)	397,039		187,622
Other receivables		122,446	101,203		(82,455)
Prepaid expenses		(306,165)	(198,643)		89,366
Other current assets		(6,561)	(26,211)		0
Accrued payroll and other expenses		(28,568)	(17,466)		31,020
Contract liability—deposits on pending settlements		354,500	659,067		(1,356,641)
Accounts payable		(36,750)	(36,750)		36,750
Net cash (used) provided in operating activities		(773,912)	(24,292)		(383,292)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		(45,590)	(108,394)		(64,099)
Due from members and affiliates		(24,938)	(74,134)		15,088
Net cash provided (used) in investing activities		(70,528)	(182,528)		(64,011)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due to members		(1,411)	(1,411)		(10,446)
Net cash provided by financing activities		(1,411)	(443,694)		(693,259)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(845,851)	(650,514)		(1,140,562)
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD		1,458,740	1,458,740	$ 1,458,740	2,599,302
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		$ 612,889	$ 808,226		$ 1,458,740